                                                                  June 29, 1998

Dear Shareholder:

  It is a pleasure to provide you with the initial Semi-Annual Report for Spirit of America Investment Fund, Inc. ("Spirit"), dated April 30, 1998.

  Spirit commenced operations on January 9, 1998 when the Securities and Ex-change Commission declared the registration statement relating to the Fund's Class A shares effective. Subsequently, on March 6, 1998, Spirit began the of-fering of Class B shares.

  In keeping with its investment objective, as of April 30, 1998, the Fund owned shares in 39 different REITs. Their investments are primarily concen-trated in apartments, prime office buildings, shopping centers and industrial parks.

  In our opinion the REIT market is significantly undervalued. As a result, in the Advisor's opinion, we are buying the best quality REITs at "cheap prices." For the past three years REIT prices have been lower in the beginning of the year and have increased during the last quarter of the year. Therefore, we an-ticipate Spirit should be well positioned to take advantage of a possible rise in REIT values.

  We believe that Spirit of America will, over the years, provide our invest-ors with very solid returns.

                                          Sincerely,


                                          /s/ David Lerner
                                          David Lerner
                                          President

SPIRIT OF AMERICA INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 1998
--------------------------------------------------------------------------------

                                                             SHARES MARKET VALUE
COMMON STOCKS -- 96.28%                                      ------ ------------
APARTMENTS (REITS) -- 22.09%
Amli Residential Properties Trust........................... 4,300   $   98,631
Apartment Investment & Management Co., Cl A................. 5,300      198,087
Avalon Properties, Inc. .................................... 3,000       84,375
Bay Apartment Communities, Inc. ............................ 2,000       74,000
Equity Residential Properties Trust......................... 3,300      162,112
Gables Residential Trust.................................... 3,000       81,750
Home Properties of New York, Inc. .......................... 3,300       88,481
Post Properties, Inc. ...................................... 3,000      122,438
Smith (Charles E.) Residential Realty, Inc. ................ 3,000       93,000
                                                                     ----------
                                                                      1,002,874
                                                                     ----------
DIVERSIFIED (REITS) -- 16.13%
BRE Properties, Inc., Cl A.................................. 3,300       86,625
Colonial Properties Trust................................... 2,000       59,375
Crescent Real Estate Equities Co. .......................... 4,300      146,737
Essex Property Trust, Inc. ................................. 4,000      132,000
Glenborough Realty Trust, Inc. ............................. 4,000      107,250
Vornado Realty Trust........................................ 5,000      200,313
                                                                     ----------
                                                                        732,300
                                                                     ----------
HEALTHCARE (REITS) -- 1.86%
Healthcare Realty Trust, Inc. .............................. 3,000       84,375
                                                                     ----------
INDUSTRIAL (REITS) -- 13.05%
Bedford Property Investors, Inc. ........................... 3,000       58,312
Brandywine Realty Trust..................................... 5,000      113,750
Reckson Associates Realty Corp. ............................ 4,000       98,000
Security Capital Industrial Trust........................... 4,600      112,413
Spieker Properties, Inc. ................................... 5,300      210,013
                                                                     ----------
                                                                        592,488
                                                                     ----------
OFFICE SPACE (REITS) -- 19.70%
Boston Properties, Inc. .................................... 4,300      142,169
Equity Office Properties Trust.............................. 6,300      179,156
Highwoods Properties, Inc. ................................. 3,300      112,200
Kilroy Realty Corp. ........................................ 3,000       79,500
Mack-Cali Realty Corp. ..................................... 5,600      210,350
Prentiss Properties Trust................................... 2,500       63,438
Trinet Corporate Realty Trust............................... 3,000      107,438
                                                                     ----------
                                                                        894,251
                                                                     ----------


                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 1998
--------------------------------------------------------------------------------

                                                             SHARES MARKET VALUE
COMMON STOCKS -- CONTINUED                                   ------ ------------
REGIONAL MALLS (REITS) -- 6.39%
CBL & Associates Properties, Inc. .......................... 4,000   $   98,250
General Growth Properties................................... 3,000      107,625
Macerich Co. (The).......................................... 3,000       84,187
                                                                     ----------
                                                                        290,062
                                                                     ----------
SHOPPING CENTERS (REITS) -- 9.36%
Excel Legacy Corp.*......................................... 3,300       17,325
Excel Realty Trust, Inc. ................................... 4,300      115,025
Federal Realty Investment Trust............................. 3,300       80,231
JDN Realty Corp. ........................................... 4,000      127,250
Pan Pacific Retail Properties, Inc. ........................ 4,000       84,750
                                                                     ----------
                                                                        424,581
                                                                     ----------
STORAGE (REITS) -- 7.70%
Public Storage, Inc. ....................................... 3,000       92,250
Sovran Self Storage, Inc. .................................. 3,000       83,063
Storage USA, Inc. .......................................... 4,600      174,225
                                                                     ----------
                                                                        349,538
                                                                     ----------
TOTAL COMMON STOCKS
(Cost $4,519,022)...........................................          4,370,469
                                                                     ----------
TOTAL INVESTMENTS -- 96.28%
(Cost $4,519,022**).........................................          4,370,469
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.72%..............            168,906
                                                                     ----------
NET ASSETS -- 100.00%.......................................         $4,539,375
                                                                     ==========

 * Non-income producing security
** Cost for Federal income tax purposes is $4,519,022, and net unrealized de-preciation consists of:

         Gross unrealized appreciation................. $  20,340
         Gross unrealized depreciation.................  (168,893)
                                                        ---------
          Net unrealized depreciation.................. $(148,553)
                                                        =========

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value (identified cost
  $4,519,022) (Note 1)................................................ $4,370,469
 Cash.................................................................    125,600
 Receivables:
  Dividends and interest..............................................      5,971
  Capital stock sold..................................................    125,080
 Deferred organization costs (Note 1).................................    116,733
 Other assets.........................................................     34,478
                                                                       ----------
    TOTAL ASSETS......................................................  4,778,331
                                                                       ----------
LIABILITIES
 Payable for securities purchased.....................................     95,863
 Accrued expenses.....................................................      8,813
 Accrued distribution expense (Note 3)................................      1,339
 Loan payable, K.G.K. Agency, Inc.....................................     25,646
 Due to Adviser.......................................................    107,295
                                                                       ----------
    TOTAL LIABILITIES.................................................    238,956
                                                                       ----------
NET ASSETS............................................................ $4,539,375
                                                                       ==========
CLASS A SHARES
 Net assets applicable to 433,888 outstanding $0.001 par value shares
  (500,000,000 authorized shares)..................................... $4,168,800
                                                                       ==========
 Net asset value and redemption price per Class A Share
  ($4,168,800 / 433,888 shares)....................................... $     9.61
                                                                       ==========
 Offering price per share ($9.61 / 0.9475)............................ $    10.14
                                                                       ==========
CLASS B SHARES
 Net assets applicable to 38,597 outstanding $0.001 par value shares
  (500,000,000 authorized shares)..................................... $  370,575
                                                                       ==========
 Net asset value and offering price per Class B Share
  ($370,575 / 38,597 shares).......................................... $     9.60
                                                                       ==========
 Redemption price per share ($9.60 X 0.9425).......................... $     9.05
                                                                       ==========
SOURCE OF NET ASSETS
 At April 30, 1998, net assets consisted of:
 Paid-in capital...................................................... $4,664,518
 Undistributed net investment income..................................     23,410
 Net unrealized depreciation on investments...........................   (148,553)
                                                                       ----------
    NET ASSETS........................................................ $4,539,375
                                                                       ==========

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
STATEMENT OF OPERATIONS (UNAUDITED)         FOR THE PERIOD ENDED APRIL 30, 1998*
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends.......................................................... $  39,725
 Interest...........................................................        37
                                                                     ---------
  TOTAL INCOME......................................................    39,762
                                                                     ---------
EXPENSES
 Investment advisory fees (Note 3)..................................     7,940
 Transfer agent fees................................................     8,073
 Administration fees................................................    16,273
 Distribution fees--Class A (Note 3)................................     2,343
 Distribution fees--Class B (Note 3)................................       377
 Accounting fees....................................................     7,101
 Registration fees..................................................     4,947
 Legal fees.........................................................     3,648
 Custodian fees.....................................................     2,609
 Printing expense...................................................     5,518
 Amortization of organization costs (Note 1)........................     7,221
 Auditing fees......................................................     4,378
 Directors' fees....................................................     2,023
 Insurance expense..................................................     2,146
 Miscellaneous expense..............................................     3,648
                                                                     ---------
  TOTAL EXPENSES....................................................    78,245
   Expenses waived and reimbursed by Adviser (Note 3)...............   (61,893)
                                                                     ---------
  NET EXPENSES......................................................    16,352
                                                                     ---------
  NET INVESTMENT INCOME.............................................    23,410
                                                                     ---------
UNREALIZED LOSS ON INVESTMENTS
 Net change in unrealized depreciation of investments...............  (148,553)
                                                                     ---------
   Net unrealized loss on investments...............................  (148,553)
                                                                     ---------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $(125,143)
                                                                     =========

*Class A, period January 9, 1998 (commencement of operations) through April 30,
  1998.
 Class B, period March 6, 1998 (commencement of operations) through April 30,
  1998.

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)    FOR THE PERIOD ENDED APRIL 30,
1998*
--------------------------------------------------------------------------------

OPERATIONS
 Net investment income............................................. $   23,410
 Net change in unrealized depreciation of investments..............   (148,553)
                                                                    ----------
  Net decrease in net assets resulting from operations.............   (125,143)
                                                                    ----------
CAPITAL SHARE TRANSACTIONS
 Shares sold:
   Class A.........................................................  4,192,403
   Class B.........................................................    374,948
 Shares redeemed:
   Class A.........................................................     (2,833)
   Class B.........................................................          0
                                                                    ----------
 Increase in net assets derived from capital share transactions
  (a)..............................................................  4,564,518
                                                                    ----------
   Total increase in net assets....................................  4,439,375
                                                                    ----------
NET ASSETS
 Beginning of period...............................................    100,000
                                                                    ----------
 End of period (including undistributed net investment income of
  $23,410)......................................................... $4,539,375
                                                                    ==========
 (a) Transactions in capital stock were:
  Shares sold:
   Class A.........................................................    424,177
   Class B.........................................................     38,597
  Shares redeemed:
   Class A.........................................................       (289)
   Class B.........................................................          0
                                                                    ----------
   Increase in shares outstanding..................................    462,485
                                                                    ==========

*Class A, period January 9, 1998 (commencement of operations) through April 30,
  1998.
 Class B, period March 6, 1998 (commencement of operations) through April 30,
  1998.

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock out-standing throughout each period presented.

                                                  CLASS A          CLASS B
                                              ---------------  ----------------
                                              FOR THE PERIOD    FOR THE PERIOD
                                                   ENDED            ENDED
                                              APRIL 30, 1998*  APRIL 30, 1998**
                                              ---------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $ 10.00          $  9.62
                                                  -------          -------
 Income from Investment Operations:
  Net investment income......................        0.05             0.05
  Net unrealized losses on securities........       (0.44)           (0.07)
                                                  -------          -------
    Total from investment operations.........       (0.39)           (0.02)
                                                  -------          -------
NET ASSET VALUE, END OF PERIOD...............     $  9.61          $  9.60
                                                  -------          -------
TOTAL RETURN.................................       (3.90%)/1/       (0.21%)/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000s).........     $ 4,169          $   370
 Ratio of expenses to average net assets:
  Before expense reimbursement...............        9.53%/2/        10.23%/2/
  After expense reimbursement................        1.97%/2/         2.67%/2/
 Ratio of net investment income (loss) to av-
  erage net assets:
  Before expense reimbursement...............       (4.67%)/2/       (5.37%)/2/
  After expense reimbursement................        2.89%/2/         2.19%/2/
 Portfolio turnover rate.....................        0.00%            0.00%
 Average commission rate paid................     $0.0500          $0.0500

 *Class A Shares commenced investment operations on January 9, 1998.
**Class B Shares commenced investment operations on March 6, 1998.
 /1/Total return calculation does not reflect sales load and is not annualized. /2/Annualized.
 /3/Total return calculation does not reflect CDSC charges and is not annualized.

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                        APRIL 30, 1998
-------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Spirit of America Investment Fund, Inc., (the "Fund"), is an open-end diversi-fied mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated under the laws of Maryland on May 15, 1997 and commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share. The Fund seeks growth of capital and current income by in-vesting in the equity securities of companies in the real estate industry. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The poli-cies are in conformity with generally accepted accounting principles for in-vestment companies.

A. SECURITY VALUATION: The offering price and net asset value per share of Class A and the net asset value per share of Class B are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Inter-est income and expenses are accrued daily.

C. NET ASSET VALUE PER SHARE: The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distri-bution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A Shares are purchased at the offering price per share, while Class B shares are purchased at the net asset value per share.

D. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from commencement of operations.

E. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. There-fore, no federal income tax provision is required.

F. USE OF ESTIMATES: In preparing financial statements in conformity with gen-erally accepted accounting principles, management makes estimates and assump-tions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, with-out regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED           APRIL 30, 1998
-------------------------------------------------------------------------------


NOTE 2 -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggre-gated $4,521,814 and $0, respectively, for the period ended April 30, 1998.

NOTE 3 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Spirit of America Management Corp. ("Spirit Management"), has been retained to act as the Fund's manager and investment adviser pursuant to an Investment Ad-visory Agreement (the "Advisory Agreement"). Spirit Management was incorpo-rated in 1997 and is a registered investment adviser under the Investment Ad-visers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a fee at the annual rate of 0.97% of the Fund's average daily net assets. Spirit Management has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses so that the total operating ex-penses of Class A Shares and Class B Shares for the first year of operations will not exceed 1.97% and 2.67%, respectively, of the average daily net assets of each Class. For the period ending April 30, 1998, advisory fees of $7,940 were waived by Spirit Management, and Spirit Management reimbursed the Fund $53,953.

The Fund has adopted two plans of distribution ("Class A Plan" and "Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Fund to pay SSH Securi-ties, Inc., the Fund's principal distributor, a monthly fee from the assets of the respective Class. Under the Class A Plan, the Fund will pay fees of up to 0.30% of the average daily net assets, and under the Class B Plan, the Fund will pay a combined annual distribution and service fee of up to 1.00% of the average daily net assets. Certain officers and directors of the Fund are "af-filiated persons" of the adviser or distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Fund. All officers serve without direct compensation from the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER

Spirit of America Management, Inc.
477 Jericho Turnpike
Syosset, NY 11791

DISTRIBUTOR

SSH Securities, Inc.
477 Jericho Turnpike
Syosset, NY 11791

SHAREHOLDER SERVICES

First Data Investor Services Group, Inc.
3200 Horizon Drive, P. O. Box 61503
King of Prussia, PA 19406

CUSTODIAN

The Bank of New York
48 Wall Street
New York, NY 10286

LEGAL COUNSEL

Ruthann G. Niosi, Esq., P.C.
91 East End Avenue
New York, NY 10028

AUDITORS

Tait Weller & Baker
Two Penn Center, Suite 800
Philadelphia, PA 19103

                        FOR ADDITIONAL INFORMATION ABOUT
                    SPIRIT OF AMERICA INVESTMENT FUND, INC.
                     CALL (800) 452-4892 OR (610) 239-4600

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other informa-tion.





                      [Spirit of America Investment Fund]


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1998